Intangible Assets (Summary of Amortizing and Indefinite-Lived Intangibles) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets [Line Items]
Intangible assets, gross	$ 1,067,725	$ 1,238,545
Intangible assets, cumulative amortization	(40,505)	(172,317)
Intangible assets, cumulative impairment	(184,274)	(184,274)
Intangible assets, net	842,946	881,954	$ 890,054	$ 934,249
Amortizing intangibles:
Gross carrying value	42,503	211,523
Cumulative amortization	(6,545)	(138,357)
Cumulative impairment losses	0	0
Intangible assets, net	35,958	73,166
Indefinite lived intangible assets:
Gross carrying value	1,025,222	1,027,022
Cumulative amortization	(33,960)	(33,960)
Cumulative impairment losses	(184,274)	(184,274)
Intangible assets, net	$ 806,988	$ 808,788
Customer Relationships
Amortizing intangibles:
Weighted average life	5 years 2 months 13 days	1 year 1 month
Gross carrying value	$ 9,400	$ 144,780
Cumulative amortization	(3,470)	(125,318)
Cumulative impairment losses	0	0
Intangible assets, net	$ 5,930	$ 19,462	26,306	51,958
Favorable Lease Rates
Amortizing intangibles:
Weighted average life	38 years	31 years 4 months 24 days
Gross carrying value	$ 11,730	$ 45,370
Cumulative amortization	(3,075)	(13,039)
Cumulative impairment losses	0	0
Intangible assets, net	$ 8,655	$ 32,331	33,373	34,414
Development Agreement
Amortizing intangibles:
Weighted average life	0 years	0 years
Gross carrying value	$ 21,373	$ 21,373
Cumulative amortization	0	0
Cumulative impairment losses	0	0
Intangible assets, net	21,373	21,373	21,373	21,373
Trademarks
Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	0	800
Indefinite lived intangible assets:
Gross carrying value	151,887	153,687
Cumulative amortization	0	0
Cumulative impairment losses	(4,300)	(4,300)
Intangible assets, net	147,587	149,387	126,001	126,001
Gaming License Rights
Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	0	23,600	17,502
Indefinite lived intangible assets:
Gross carrying value	873,335	873,335
Cumulative amortization	(33,960)	(33,960)
Cumulative impairment losses	(179,974)	(179,974)
Intangible assets, net	$ 659,401	$ 659,401	$ 683,001	$ 700,503
Minimum | Favorable Lease Rates
Amortizing intangibles:
Weighted average life	41 years
Indefinite-Lived Intangible Assets, Valuation Assumptions [Abstract]
Valuation assumptions, term	41 years
Maximum | Favorable Lease Rates
Amortizing intangibles:
Weighted average life	52 years
Indefinite-Lived Intangible Assets, Valuation Assumptions [Abstract]
Valuation assumptions, term	52 years